Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
9. Stock-Based Compensation
In December 2010, Apexigen adopted the 2010 Stock Incentive Plan and 2010 Equity Incentive Plan, which expired in 2020. In August 2020, Apexigen adopted the 2020 Equity Incentive Plan (the 2020 Plan and, together with the 2010 Stock Incentive Plan and the 2010 Equity Incentive Plan, the “Plans”). As of June 30, 2022, Apexigen had reserved 42,803,675 shares of common stock for the issuance of incentive and nonstatutory stock options to purchase common stock, stock awards, and restricted stock awards to employees, directors, and consultants under the Plans.
The Board determines the period over which options become exercisable and options generally vest over a four-year period. No option will become exercisable after the expiration of ten years from the date of grant. The term of an incentive stock option (“ISO”) granted to a 10% stockholder will not exceed five years from the date of the grant. The exercise price of an ISO and nonstatutory stock option (“NSO”) will not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, and the exercise price of an ISO and NSO granted to a 10% stockholder will not be less than 110% of the estimated fair value of the shares on the date of grant.
In February 2021, Apexigen entered into a consulting agreement with a board member and granted an option (the “Stock Option”) to acquire 200,000 shares of common stock. The Stock Option vests upon the achievement of certain performance milestones and has a ten-year
term. Based on the guidance in ASC Topic 718,
Stock Compensation
, Apexigen concluded that the Stock Option is a performance-based stock option. As determined by the Board of Directors, Apexigen achieved one of the performance milestones under the Stock Option during 2021. As a result, 50,000 options were vested during the three months ended March 31, 2021, and Apexigen recognized $20,000 of stock-based compensation expense in the three months ended March 31, 2021. No other performance milestone was achieved as of June 30, 2022. The unrecognized stock-based compensation expense for this option
at June 30, 2022 is approximately $60,000.
Stock-based compensation is included in the statements of operations and comprehensive loss in research and development and general and administrative expense depending on the nature of the services provided. The following table illustrates stock-based compensation expense related to stock options granted under the Plans recognized for three and six months ended June 31, 2021 and 2022 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2022	2021	2022
Research and development	$54	$139	$186	$258
General and administrative	208	229	436	531

Total stock-based compensation	$262	$368	$622	$789

During the six months ended June 30, 2021 and 2022, Apexigen granted options to purchase 1,545,000 shares and 5,397,344 shares with a weighted-average exercise price of $0.47 and $0.51 per share, respectively. For the options granted during the six months ended June 30, 2021 and 2022, Apexigen expects to recognize $0.5 million and $1.9 million of stock-based compensation over the related vesting period, respectively. The weighted-average grant date fair value of options granted during the six months ended June 30, 2021 and 2022 was $0.35 and $0.36 per share, respectively. During the six months ended June 30, 2021 and 2022, Apexigen cancelled options to purchase 1,737,530 shares and 5,773,715 shares, respectively. For the six months ended June 30, 2021 and 2022, the aggregate intrinsic value of the options exercised was $0.2 million.
At June 30, 2022, there was $2.6 million of unrecognized stock-based compensation cost related to stock options granted to employees and others under the Plans, which Apexigen expects to recognize over a weighted average period of 2.7 years.

9. Stock-Based Compensation
In December 2010, Apexigen adopted the 2010 Stock Incentive Plan and 2010 Equity Incentive Plan, which expired in 2020. In August 2020, Apexigen adopted the 2020 Equity Incentive Plan (the 2020 Plan and, together with the 2010 Stock Incentive Plan and the 2010 Equity Incentive Plan, the Plans). As of December 31, 2021, Apexigen had reserved 43,194,499 shares of common stock for the issuance of incentive and nonstatutory stock options to purchase common stock, stock awards, and restricted stock awards to employees, directors, and consultants under the Plans.
The Board determines the period over which options become exercisable and options generally vest over a four-year period. No option will become exercisable after the expiration of ten years from the date of grant. The term of an incentive stock option (“ISO”) granted to a 10% stockholder will not exceed five years from the date of the grant. The exercise price of an ISO and nonstatutory stock option (“NSO”) will not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, and the exercise price of an ISO and NSO granted to a 10% stockholder will not be less than 110% of the estimated fair value of the shares on the date of grant.
On August 6, 2020, the Board approved the repricing of 4,438,847 stock options for various employees using a new exercise price of $0.47 per share, which represented the estimated fair value of a share of Apexigen’s common stock on the repricing date. The weighted-average grant date fair value of options repriced was $0.31 per share. The stock options originally had a range of exercise prices from $0.67 to $0.74 per share. The repriced stock options will continue to vest according to their original vesting schedules and will retain their original expiration dates. Apexigen compared the fair value of the modified options and the fair value of the original options immediately before and after the terms and conditions were modified. Since the fair value of the modified awards exceeds the fair value of the original awards at the modification date, the repricing resulted in incremental compensation cost of $156,000, of which $26,000 was immediately recognized as stock-based compensation for the vested repriced options at the modification date. After the modification date, Apexigen recognized $28,000 as stock-based compensation for the remainder of the year ended December 31, 2020. During the year ended December 31, 2021, Apexigen recognized $31,000 of stock-based compensation. At December 31, 2021, there was $40,000 of unrecognized incremental compensation cost, which is expected to be recognized over a weighted average period of 1.8 years.
In February 2021, Apexigen entered into a consulting agreement with a board member and granted an option (the “Stock Option”) to acquire 200,000 shares of common stock. The Stock Option vests upon the achievement of certain performance milestones and has a ten-year
term. Based on the guidance in ASC Topic 718,
Stock Compensation
, Apexigen concluded that the Stock Option is a performance-based stock option. As determined by the Board of Directors, Apexigen achieved one of the performance milestones under the Stock Option during 2021. As a result, 50,000 options were vested during the quarter ended March 31, 2021, and Apexigen recognized $20,000 stock-based compensation expense in the three months ended March 31, 2021. No other performance milestone was achieved as of December 31, 2021. The unrecognized stock-based compensation expense for this option at December 31, 2021 is approximately $60,000.

Stock-based compensation is included in the statements of operations and comprehensive loss in research and development and general and administrative expense depending on the nature of the services provided. The following table illustrates stock-based compensation expense related to stock options granted under the Plans recognized for the years indicated (in thousands):

	Years Ended December 31,
	2020	2021
Research and development	$531	$292
General and administrative	814	851

Total stock-based compensation	$1,345	$1,143

The grant date fair value of the shares of common stock underlying stock options was determined by the Board with the assistance of management and an independent third-party valuation specialist. Because there was no public market for Apexigen’s common stock, the Board determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including important developments in Apexigen’s operations, valuations performed by an independent third party, sales of convertible preferred stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of Apexigen’s common stock, among other factors.
In determining the fair value of the options granted, Apexigen used the Black-Scholes option-pricing model and the following assumptions:

	Years Ended December 31,
	2020	2021
Expected term (years)	5.00 - 10.00	5.62 - 10.00
Expected volatility	75% to 82%	88%
Risk-free interest rate	0.27% - 1.51%	0.60% - 1.20%
Expected dividend	0%	0%
In determining the fair value of the repriced options and the original options at the modification date, Apexigen used the Black-Scholes option-pricing model and the following assumptions:

Reprice
Expected term (years)	4.26 - 6.47
Expected volatility	80%
Risk-free interest rate	0.18% - 0.34%
Expected dividend	0%
The assumptions used to determine the fair value of the stock options are as follows:

•
Expected volatility: Because Apexigen’s stock is not traded in an active market, Apexigen calculates volatility by using the historical volatilities of the common stock of comparable publicly traded companies. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. Apexigen will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

•	Risk-free interest rate: Apexigen bases the risk-free interest rate from the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.

•	Expected term: Apexigen determines the expected life of options granted using the “simplified” method. Under this approach, Apexigen presumes the expected term to be the mid-point between the weighted-average vesting term and the contractual term of the option. The simplified method makes the assumption that the award recipient will exercise share options evenly over the period when the share options are vested and ending on the date when the share options would expire.

•
Expected dividend yield: Apexigen has never paid cash dividends on its common stock and does not have plans to pay cash dividends in the future. Therefore, Apexigen uses an expected dividend yield of zero.

•
Common Stock Valuation: Given the absence of a public trading market of Apexigen’s common stock, the Board considers numerous subjective and objective factors to determine the best estimate of fair value of Apexigen’s common stock underlying the stock options granted to its employees and non-employees.
In determining the grant date fair value of its common stock, Apexigen uses certain assumptions, including probability weighting events, volatility, time to liquidation, risk-free interest rate, and assumption for a discount for lack of marketability. Apexigen uses a hybrid of the Option Pricing Model (“OPM”) and the Probability-Weighted Expected Return Method (“PWERM”) for determining our enterprise value. Application of these methods involves the use of estimates, judgments, and assumptions that are complex and subjective, such as those regarding our expected future revenue, expenses, and cash flows, discount rates, market multiples, the selection of comparable companies, and the probability of future events. Following completion of the Merger, the Board intends to determine the fair value of the common stock based on the closing price of the common stock on or around the date of grant.

The following table summarizes stock option activity under the Plans (in thousands, except share and per share amounts):

	Options Available to Grant	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	8,371,662	35,371,809	$0.27
Granted	(1,545,000)	1,545,000	$0.47
Exercised	—	(548,972)	$0.18
Cancelled	1,845,150	(1,845,150)	$0.39

Outstanding at December 31, 2021	8,671,812	34,522,687	$0.28	5.07	$7,095

Vested and exercisable at December 31, 2021		30,442,623	$0.25	4.63	$7,052

Vested and expected to vest at December 31, 2021		34,372,687	$0.28	5.05	$7,095

The weighted-average grant date fair value of options granted during the years ended December 31, 2020 and 2021 was $0.44 per share and $0.35 per share, respectively. At December 31, 2021, there was $1.5 million of unrecognized stock-based compensation cost related to stock options granted to employees and others under the Plans, which Apexigen expects to recognize over a weighted average period of 1.9 years. During the year ended December 31, 2020, the aggregate intrinsic value of the options exercised was not significant. For the year ended December 31, 2021, the aggregate intrinsic value of the options exercised was $0.2 million.